[LOGO] Merrill Lynch  Investment Managers

Annual Report
July 31, 2002

Merrill Lynch
Focus Value Fund, Inc.

www.mlim.ml.com

MERRILL LYNCH FOCUS VALUE FUND, INC.

DEAR SHAREHOLDER

For the six-month period ended July 31, 2002, Merrill Lynch Focus Value Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -24.30%, -24.65%, -24.62% and -24.27%, respectively, compared to a -12.96% total return for the unmanaged Russell 1000 Value Index and a -18.74% total return for the unmanaged Standard & Poor's 500 (S&P 500) Index. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3-5 of this report to shareholders.) The period was characterized by extreme investor pessimism as a result of a slowdown in economic activity, questionable accounting practices by corporations and a loss of confidence in corporate managements. While getting past these issues will undoubtedly take some time, lower stock prices have favorably altered the market's risk/reward profile.

During the six months ended July 31, 2002, the Fund's holdings in traditional cyclical companies performed relatively well because of their modest valuations and the expectations for an improving economy during the latter part of the year. In particular, autos, energy, paper and industrial-oriented companies generated positive returns as investors anticipated significant improvement in earnings with an expected economic recovery. Our holdings in the consumer staples sector also enjoyed a good six-month period because of their defensive nature and the benefits that a weaker dollar may continue to provide to their reported results. Given the uncertain environment, we clearly could have enhanced performance by overweighting this defensive group.

On the negative side, the Fund's overweighted position in broadcasting and cable stocks hurt performance during a time period when their fundamentals have been, in fact, improving because of a better advertising environment. Investor disenchantment with cash flow reports as well as disdain for companies that were built through acquisition, led to a difficult period for media-related companies. While we remain underweighted in financials and capital market-related companies, Fund holdings such as Morgan Stanley and Stillwell Financial, Inc. performed significantly worse than others because of their exposure to the uncertain equity markets. Our large-capitalization pharmaceutical companies, traditionally a defensive sector, were hurt by a dearth of new product approvals, as well as ongoing speculation about future governmental price controls. Finally, our overweighted technology position had an extremely negative impact on Fund performance. Declines were the most extreme in those companies that have telecommunications exposure. In the current uncertain economic environment, corporations have dramatically reined in capital expenditures, thereby reducing earnings for the businesses that produce these technologies. Additionally, the spending "bubble" that occurred prior to 2001 has served to lengthen the duration of this slowdown as capacity is currently at a very high level. Finally, the frauds uncovered at WorldCom, Inc. and Adelphia Communications Corp. further deteriorated the performance of the telecommunications and cable sectors.

Our investment philosophy led us to purchase stocks in those sectors that have been the hardest hit by a market downturn. Accordingly, during the first half of 2002, we added to many of our media, technology and telecommunications holdings. This decision turned out to be premature, however, we continue to believe that we are buying the stocks of strong franchises, with sustainable balance sheets, and that the Fund will be rewarded once the peak earnings potential of these companies is realized in a more vibrant economic environment. On the sell side, we exited a number of positions in the consumer product and retail industries because they had met our objectives and we wanted to re-deploy the proceeds into more distressed areas. We also capitulated on a number of media and telecommunications investments

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

whose survivability had come into question given the current difficult funding environment.

Fiscal Year in Review

Total returns for the Fund's Class A, Class B, Class C and Class D Shares for the fiscal year ended July 31, 2002 were -22.95%, -23.69%, -23.73% and -23.06%, respectively, compared to total returns of -17.24% and -23.63% for the unmanaged Russell 1000 Value Index and S&P 500 Index, respectively.

The Fund began the fiscal year positioned to benefit from an economic recovery. However, the terrorist attacks of September 11, 2001 dealt us a severe setback. The Fund regained traction during the last quarter of 2001 as an accommodative monetary policy was expected to have a positive impact on our economy. While performance during the first calendar quarter of 2002 was acceptable, much of the Fund's decline occurred in the final three-month period of the fiscal year as investors became concerned about the longevity of the economic recovery as well as the morals of Corporate America. Good performance in our materials holdings, especially paper companies, was more than offset by weakness in telecommunications-related equities, media (particularly Adelphia Communications) and technology. As has been our practice in the past, we utilized this weakness to add to our economically sensitive holdings because of their attractive valuation levels relative to their peak earnings potential.

In Conclusion

As of July 31, 2002, the Fund was aggressively positioned in economically sensitive companies. We remain overweighted in industries such as media, industrials and technology, while staying underweighted in financials and utilities. In the current economic environment, in which financial statements are questioned and corporate managements are mistrusted, it is difficult to imagine an advancing stock market. However, we find it equally difficult to believe that the majority of U.S. corporations have been reporting fraudulent earnings. We believe that investor confidence will return with greater scrutiny and more management accountability. At that point, investors can then focus on positive economic trends, such as high worker productivity, respectable gross domestic product growth, low unemployment and virtually no inflation. With that in mind, we are seeking to construct a portfolio of high-quality, well-managed companies that we believe offer attractive risk/return characteristics that are likely to benefit from a more normal economic environment.

We thank you for your interest in Merrill Lynch Focus Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Robert J. Martorelli

Robert J. Martorelli
Senior Vice President and Portfolio Manager


/s/ Kevin M. Rendino

Kevin M. Rendino
Senior Vice President and Portfolio Manager

September 6, 2002

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

PROXY RESULTS

During the six-month period ended July 31, 2002, Merrill Lynch Focus Value Fund, Inc.'s shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                Shares Voted    Shares Withheld
                                                                                     For          From Voting
---------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:  Terry K. Glenn                       36,936,624        1,817,270
                                            James H. Bodurtha                    36,940,960        1,812,934
                                            Joe Grills                           36,929,729        1,824,165
                                            Herbert I. London                    36,925,704        1,828,190
                                            Andre F. Perold                      36,944,752        1,809,142
                                            Roberta Cooper Ramo                  36,875,688        1,878,206
                                            Robert S. Salomon, Jr.               36,887,160        1,866,734
                                            Melvin R. Seiden                     36,888,008        1,865,886
                                            Stephen B. Swensrud                  36,874,514        1,879,380
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class B Shares compared to growth of an investment in the Russell 1000 Value Index and the S&P 500 Index. Values are from July 1992 to July 2002:

                                    7/92             7/93              7/94             7/95              7/96
ML Focus Value Fund, Inc.+--
Class A Shares*                     $9,475           $12,219           $13,363          $15,222           $15,950
ML Focus Value Fund, Inc.+--
Class B Shares*                     $10,000          $12,766           $13,814          $15,586           $16,158

                                    7/97             7/98              7/99             7/00              7/01             7/02
ML Focus Value Fund, Inc.+--
Class A Shares*                     $20,700          $22,973           $28,521          $32,237           $34,816          $26,826
ML Focus Value Fund, Inc.+--
Class B Shares*                     $20,760          $22,803           $28,041          $31,364           $33,531          $25,588


                                    7/31/92          7/93              7/94             7/95              7/96
Russell 1000 Value
Index++                             $10,000          $11,868           $12,295          $14,864           $17,225
S&P 500 Index+++                    $10,000          $10,873           $11,434          $14,419           $16,808

                                    7/97             7/98              7/99             7/00              7/01             7/02
Russell 1000 Value
Index++                             $25,636          $30,175           $34,698          $32,964           $35,845          $29,666
S&P 500 Index+++                    $25,571          $30,502           $36,664          $39,955           $34,230          $26,142

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Russell 1000 Value Index and the S&P 500 Index. Values are from October 21, 1994 to July 2002:

                                    10/21/94**       7/95              7/96             7/97              7/98             7/99
ML Focus Value Fund, Inc.+--
Class C Shares*                     $10,000          $11,099           $11,509          $14,776           $16,239          $19,966
ML Focus Value Fund, Inc.+--
Class D Shares*                     $9,475           $10,585           $11,061          $14,317           $15,849          $19,632


                                    7/00             7/01              7/02
ML Focus Value Fund, Inc.+--
Class C Shares*                     $22,332          $23,873           $18,208
ML Focus Value Fund, Inc.+--
Class D Shares*                     $22,139          $23,850           $18,350


                                    10/31/94         7/95              7/96             7/97              7/98             7/99
Russell 1000 Value
Index++                             $10,000          $11,987           $13,891          $20,674           $24,335          $27,982
S&P 500 Index+++                    $10,000          $12,145           $14,157          $21,538           $25,692          $30,883


                                    7/00             7/01              7/02
Russell 1000 Value
Index++                             $26,584          $28,907           $23,924
S&P 500 Index+++                    $33,655          $28,832           $22,020

  * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
 **   Commencement of operations.
  + ML Focus Value Fund, Inc. invests in a diversified portfolio of equity and fixed income securities, including municipal securities, of issues in weak financial condition or experiencing poor operating results that management of the Fund believes are undervalued relative to management's assessment of the current or prospective condition of such issuers.
 ++ This unmanaged Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The starting date for the Index in the Class C & Class D Shares' graph is from 10/31/94.
+++ This unmanaged broad-based Index is comprised of large-capitalization U.S. stocks. The starting date for the Index in the Class C & Class D Shares' graph is from 10/31/94.

      Past performance is not predictive of future performance.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                          % Return Without      % Return With
                                            Sales Charge          Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 6/30/02                         -12.94%              -17.51%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                       + 9.86               + 8.68
--------------------------------------------------------------------------------
Ten Years Ended 6/30/02                        +12.67               +12.07
--------------------------------------------------------------------------------

 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                                 % Return           % Return
                                               Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 6/30/02                            -13.88%            -17.08%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                          + 8.73             + 8.54
--------------------------------------------------------------------------------
Ten Years Ended 6/30/02                           +11.51             +11.51
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                 % Return           % Return
                                               Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 6/30/02                            -13.83%            -14.63%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                          + 8.72             + 8.72
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/02              + 9.99             + 9.99
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                              % Return Without  % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 6/30/02                            -13.13%            -17.69%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                          + 9.59             + 8.42
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/02              +10.87             +10.10
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Recent Performance Results

                                                                                                     Ten Years/
                                                                     6-Month          12-Month     Since Inception
As of July 31, 2002                                               Total Return      Total Return    Total Return
======================================================================================================================
ML Focus Value Fund, Inc. Class A Shares*                            -24.30%          -22.95%          +183.14%
----------------------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class B Shares*                            -24.65           -23.69           +155.87
----------------------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class C Shares*                            -24.62           -23.73           + 82.06
----------------------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class D Shares*                            -24.27           -23.06           + 93.70
----------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index**                                           -12.96           -17.24        +196.66/+139.25
----------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index***                                       -18.74           -23.63        +161.43/+120.20
======================================================================================================================

  * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception total return periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
 ** This unmanaged Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.
*** This unmanaged broad-based Index is comprised of large-capitalization U.S. stocks. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

SCHEDULE OF INVESTMENTS

                         Shares                                                                 Percent of
Industry                  Held                   Investments                           Value    Net Assets
==========================================================================================================
Discount to Assets
==========================================================================================================
Communications          3,938,600  +3Com Corporation                               $ 17,841,858       4.7%
Equipment
----------------------------------------------------------------------------------------------------------
Media                   2,557,560  +Liberty Media Corporation (Class A)              20,102,422       5.4
                          340,400   Tribune Company                                  13,581,960       3.6
----------------------------------------------------------------------------------------------------------
Paper & Forest Products   434,300   Boise Cascade Corporation                        12,590,357       3.4
                          967,700   Sappi Limited (ADR) (a)                          11,757,555       3.1
----------------------------------------------------------------------------------------------------------
                                    Total Discount to Assets (Cost--$87,941,686)     75,874,152      20.2
----------------------------------------------------------------------------------------------------------

==========================================================================================================
Earnings Turnaround
==========================================================================================================
Banks                      89,600   PNC Bank Corp.                                    3,776,640       1.0
                          226,700   Wachovia Corporation                              8,115,860       2.2
----------------------------------------------------------------------------------------------------------
Communications          5,094,300  +Lucent Technologies Inc.                          8,915,025       2.4
Equipment
----------------------------------------------------------------------------------------------------------
Computers & Peripherals   284,100  +Apple Computer, Inc.                              4,332,525       1.1
----------------------------------------------------------------------------------------------------------
Diversified Financials    234,800   Morgan Stanley                                    9,474,180       2.5
                          504,500   Stilwell Financial, Inc.                          6,835,975       1.8
----------------------------------------------------------------------------------------------------------
Electronic Equipment &    326,800   Koninklijke (Royal) Philips Electronics NV
Instruments                         (NY Registered Shares)                            7,366,072       2.0
----------------------------------------------------------------------------------------------------------
Energy Equipment &        331,000   Diamond Offshore Drilling, Inc.                   7,745,400       2.1
Service                   277,100   ENSCO International Incorporated                  7,163,035       1.9
                          530,200  +Grant Prideco, Inc.                               5,296,698       1.4
----------------------------------------------------------------------------------------------------------
Household Durables      1,612,100  +The Topps Company, Inc.                          14,460,537       3.9
----------------------------------------------------------------------------------------------------------
Leisure Equipment &       585,600   Hasbro, Inc.                                      7,173,600       1.9
Products
----------------------------------------------------------------------------------------------------------
Media                     900,000  +CST Entertainment, Inc. (b)                             900       0.0
                          383,900  +Fox Entertainment Group, Inc. (Class A)           7,658,805       2.0
                          213,900  +Viacom, Inc. (Class B)                            8,324,988       2.2
----------------------------------------------------------------------------------------------------------
Metals & Mining           226,000   Phelps Dodge Corporation                          7,724,680       2.1
----------------------------------------------------------------------------------------------------------
Oil & Gas                 169,500   Exxon Mobil Corporation                           6,230,820       1.7
                          305,300   Royal Dutch Petroleum Company
                                    (NY Registered Shares)                           13,952,210       3.7
                          404,400   Unocal Corporation                               13,207,704       3.5
----------------------------------------------------------------------------------------------------------
Pharmaceuticals           276,400   Schering-Plough Corporation                       7,048,200       1.9
----------------------------------------------------------------------------------------------------------
Semiconductor Equipment   764,500  +Advanced Micro Devices, Inc.                      6,138,935       1.6
& Products                797,900  +LSI Logic Corporation                             6,223,620       1.7
----------------------------------------------------------------------------------------------------------
Software                1,073,700  +Borland Software Corporation                      9,287,505       2.5
                          820,100   Computer Associates International, Inc.           7,659,734       2.0
                        3,473,300  +Parametric Technology Corporation                10,801,963       2.9
----------------------------------------------------------------------------------------------------------
Specialty Retail          319,100  +Toys 'R' Us, Inc.                                 4,301,468       1.1
----------------------------------------------------------------------------------------------------------
                                    Total Earnings Turnaround
                                    (Cost--$232,047,630)                            199,217,079      53.1
----------------------------------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

                         Shares Held/                                                           Percent of
Industry                 Face Amount             Investments                           Value    Net Assets
==========================================================================================================
Financial Restructuring
==========================================================================================================
Commercial Services            28  +Safeguard Business Systems Inc. (d)              $        0       0.0%
& Supplies
----------------------------------------------------------------------------------------------------------
Construction &          1,079,146  +New Millennium Homes, LLC (c)(d)                     10,252       0.0
Engineering                 7,786  +New Millennium Homes, LLC (Preferred) (c)(d)            740       0.0
                      $ 7,221,000  +New Millennium Homes, LLC 0% due
                                    12/31/2004 (c)(d)(e)                              2,023,685       0.6
----------------------------------------------------------------------------------------------------------
Machinery             $ 5,976,171  +Goss Graphic Systems, Inc., 12.25% due 11/19/2005   119,523       0.0
                          139,388  +Goss Holdings Inc. (Class B)                          1,394       0.0
----------------------------------------------------------------------------------------------------------
Oil & Gas               1,981,437  +Gulfport Energy Corporation--Litigation
                                    Trust Certificates (d)                                   20       0.0
----------------------------------------------------------------------------------------------------------
                                    Total Financial Restructuring
                                    (Cost--$14,170,394)                               2,155,614       0.6
----------------------------------------------------------------------------------------------------------

==========================================================================================================
High Yield
==========================================================================================================
Household Products    $12,260,000  +Diamond Brands Operating, 10.125% due 4/15/2008      61,300       0.0
----------------------------------------------------------------------------------------------------------
                                    Total High Yield (Cost--$10,393,050)                 61,300       0.0
----------------------------------------------------------------------------------------------------------

==========================================================================================================
Operational Restructuring
==========================================================================================================
Chemicals                 295,800   E.I. du Pont de Nemours and Company              12,396,978       3.3
----------------------------------------------------------------------------------------------------------
Diversified Financials    341,700   J.P. Morgan Chase & Co.                           8,528,832       2.3
----------------------------------------------------------------------------------------------------------
Diversified               539,800   AT&T Corp.                                        5,495,164       1.5
Telecommunication
Services
----------------------------------------------------------------------------------------------------------
Electrical Equipment      342,400  +Thomas & Betts Corporation                        5,040,128       1.3
----------------------------------------------------------------------------------------------------------
Electronic Equipment    1,302,000   Symbol Technologies, Inc.                        11,900,280       3.2
& Instruments
----------------------------------------------------------------------------------------------------------
Health Care               131,100  +Boston Scientific Corporation                     3,931,689       1.0
Equipment & Supplies
----------------------------------------------------------------------------------------------------------
IT Consulting &         1,500,000  +Elevon, Inc. (c)                                  1,440,000       0.4
Services                1,209,100  +Unisys Corporation                                9,092,432       2.4
----------------------------------------------------------------------------------------------------------
Wireless                  101,900  +AT&T Wireless Services Inc.                         477,911       0.1
Telecommunication
Services
----------------------------------------------------------------------------------------------------------
                                    Total Operational Restructuring
                                    (Cost--$71,249,697)                              58,303,414      15.5
----------------------------------------------------------------------------------------------------------

==========================================================================================================
Price to Book
==========================================================================================================
Diversified Financials    347,000   Citigroup Inc.                                   11,638,380       3.1
----------------------------------------------------------------------------------------------------------
Metals & Mining           627,100   Arch Coal, Inc.                                  10,359,692       2.8
----------------------------------------------------------------------------------------------------------
                                    Total Price to Book (Cost--$27,619,979)          21,998,072       5.9
----------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost--$443,422,436)          357,609,631      95.3
----------------------------------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

SCHEDULE OF INVESTMENTS (concluded)

                         Face                                                                   Percent of
                        Amount                   Short-Term Securities                 Value    Net Assets
==========================================================================================================
Commercial Paper*     $17,121,000   General Motors Acceptance Corp., 1.91%
                                    due 8/01/2002                                  $ 17,121,000       4.6%
----------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost--$17,121,000)                              17,121,000       4.6
----------------------------------------------------------------------------------------------------------
Total Investments (Cost--$460,543,436)                                              374,730,631      99.9

Other Assets Less Liabilities                                                           416,101       0.1
                                                                                   ------------     -----
Net Assets                                                                         $375,146,732     100.0%
                                                                                   ============     =====
----------------------------------------------------------------------------------------------------------

  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
  +   Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                              Net Share/Face     Net    Dividend
Industry                   Affiliate             Activity        Cost    Income
--------------------------------------------------------------------------------
Construction &          New Millennium
  Engineering              Homes, LLC             1,079,146   $4,431,694    +
Construction &          New Millennium
  Engineering              Homes, LLC
                          (Preferred)                 7,786          590    +
Construction &          New Millennium
  Engineering             Homes, LLC,
                          0% due
                          12/31/2004             $7,221,000    6,566,417    +
IT Consulting &         Elevon, Inc.
  Services                                        1,500,000    4,829,643    +
--------------------------------------------------------------------------------

(d) Restricted securities as to resale. The value of the Fund's investments in restricted securities was $2,034,697, representing 0.5% of net assets.

--------------------------------------------------------------------------------
                                      Acquisition
Issue                                    Date(s)           Cost         Value
--------------------------------------------------------------------------------
Gulfport Energy Corporation --
  Litigation Trust Certificates         7/10/1997      $   370,839    $       20
New Millennium Homes, LLC               3/15/1996-
                                        8/29/1997        4,431,694        10,252
New Millennium Homes, LLC               8/29/1997-
  (Preferred)                           3/05/1999              590           740
New Millennium Homes, LLC               8/29/1997-
  0% due 12/31/2004                     3/05/1999        6,566,417     2,023,685
Safeguard Business
  Systems Inc.                          9/15/1995              259             0
--------------------------------------------------------------------------------
Total                                                  $11,369,799    $2,034,697
--------------------------------------------------------------------------------

(e)   Represents a zero coupon bond.

See Notes to Financial Statements.

PORTFOLIO INFORMATION (unaudited)

As of July 31, 2002

                                                                    Percent of
Ten Largest Equity Holdings                                         Net Assets
Liberty Media Corporation (Class A) ...........................        5.4%
3Com Corporation ..............................................        4.7
The Topps Company, Inc. .......................................        3.9
Royal Dutch Petroleum Company (NY Registered Shares) ..........        3.7
Tribune Company ...............................................        3.6
Unocal Corporation ............................................        3.5
Boise Cascade Corporation .....................................        3.4
E.I. du Pont de Nemours and Company ...........................        3.3
Symbol Technologies, Inc. .....................................        3.2
Sappi Limited (ADR) ...........................................        3.1

                                                                    Percent of
Five Largest Industries                                             Net Assets
Media .........................................................       13.2%
Diversified Financials ........................................        9.7
Oil & Gas .....................................................        8.9
Software ......................................................        7.4
Communications Equipment ......................................        7.1

                                                                    Percent of
Asset Mix                                                           Net Assets
Stocks ........................................................       94.7%
Bonds .........................................................        0.6
Cash & Cash Equivalents .......................................        4.7

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of July 31, 2002

Assets:          Investments, at value (including securities loaned of $44,211,762)
                 (identified cost--$460,543,436) ..................................                    $ 374,730,631
                 Investments held as collateral for loaned securities, at value ...                       47,188,500
                 Cash .............................................................                              470
                 Receivables:
                   Securities sold ................................................   $   5,041,214
                   Capital shares sold ............................................         298,776
                   Dividends ......................................................         267,347
                   Loaned securities income .......................................           5,682        5,613,019
                                                                                      -------------
                 Prepaid registration fees ........................................                           38,153
                                                                                                       -------------
                 Total assets .....................................................                      427,570,773
                                                                                                       -------------
--------------------------------------------------------------------------------------------------------------------
Liabilities:     Collateral on securities loaned, at value ........................                       47,188,500
                 Payables:
                   Securities purchased ...........................................       3,687,309
                   Capital shares redeemed ........................................         879,006
                   Investment adviser .............................................         304,290
                   Distributor ....................................................         132,558        5,003,163
                                                                                      -------------
                 Accrued expenses .................................................                          232,378
                                                                                                       -------------
                 Total liabilities ................................................                       52,424,041
                                                                                                       -------------
--------------------------------------------------------------------------------------------------------------------
Net Assets:      Net assets .......................................................                    $ 375,146,732
                                                                                                       =============
--------------------------------------------------------------------------------------------------------------------
Net Assets       Class A Shares of Common Stock, $.10 par value, 50,000,000 shares
Consist of:      authorized .......................................................                    $   1,798,212
                 Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                 authorized .......................................................                          986,698
                 Class C Shares of Common Stock, $.10 par value, 50,000,000 shares
                 authorized .......................................................                          402,024
                 Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                 authorized .......................................................                        1,271,497
                 Paid-in capital in excess of par .................................                      497,329,949
                 Accumulated investment loss--net .................................   $    (371,452)
                 Accumulated realized capital losses on investments--net ..........     (40,457,391)
                 Unrealized depreciation on investments--net ......................     (85,812,805)
                                                                                      -------------
                 Total accumulated losses--net ....................................                     (126,641,648)
                                                                                                       -------------
                 Net assets .......................................................                    $ 375,146,732
                                                                                                       =============
--------------------------------------------------------------------------------------------------------------------
Net Asset Value: Class A--Based on net assets of $154,734,221 and 17,982,115 shares
                 outstanding ......................................................                    $        8.60
                                                                                                       =============
                 Class B--Based on net assets of $79,616,473 and 9,866,976 shares
                 outstanding ......................................................                    $        8.07
                                                                                                       =============
                 Class C--Based on net assets of $31,763,434 and 4,020,237 shares
                 outstanding ......................................................                    $        7.90
                                                                                                       =============
                 Class D--Based on net assets of $109,032,604 and 12,714,965 shares
                 outstanding ......................................................                    $        8.58
                                                                                                       =============
--------------------------------------------------------------------------------------------------------------------

                 See Notes to Financial Statements

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

Statement of Operations for the Year Ended July 31, 2002

Investment       Dividends (net of $112,172 foreign withholding tax) ..............                    $   4,951,946
Income:          Interest .........................................................                          788,913
                 Securities lending--net ..........................................                           93,673
                                                                                                       -------------
                 Total income .....................................................                        5,834,532
                                                                                                       -------------
--------------------------------------------------------------------------------------------------------------------
Expenses:        Investment advisory fees .........................................   $   4,498,995
                 Account maintenance and distribution fees--Class B ...............       1,119,161
                 Transfer agent fees--Class A .....................................         313,791
                 Account maintenance fees--Class D ................................         311,632
                 Account maintenance and distribution fees--Class C ...............         247,267
                 Transfer agent fees--Class B .....................................         209,580
                 Transfer agent fees--Class D .....................................         208,064
                 Accounting services ..............................................         186,053
                 Professional fees ................................................          90,533
                 Printing and shareholder reports .................................          76,550
                 Registration fees ................................................          75,093
                 Transfer agent fees--Class C .....................................          49,726
                 Custodian fees ...................................................          34,745
                 Directors' fees and expenses .....................................          31,428
                 Pricing fees .....................................................           2,944
                 Other ............................................................          33,505
                                                                                      -------------
                 Total expenses before reimbursement ..............................       7,489,067
                 Reimbursement of expenses ........................................        (554,552)
                                                                                      -------------
                 Total expenses after reimbursement ...............................                        6,934,515
                                                                                                       -------------
                 Investment loss--net .............................................                       (1,099,983)
                                                                                                       -------------
--------------------------------------------------------------------------------------------------------------------
Realized &       Realized loss on investments--net ................................                      (25,002,485)
Unrealized Loss  Change in unrealized appreciation/depreciation on investments--net                      (94,451,583)
on Investments                                                                                         -------------
--Net:           Total realized and unrealized loss on investments--net ...........                     (119,454,068)
                                                                                                       -------------
                 Net Decrease in Net Assets Resulting from Operations .............                    $(120,554,051)
                                                                                                       =============
--------------------------------------------------------------------------------------------------------------------

                 See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

Statements of Changes in Net Assets

                                                                                               For the Year Ended
                                                                                                      July 31,
                                                                                          ------------------------------
Increase (Decrease) in Net Assets:                                                             2002             2001
------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income (loss)--net ....................................   $  (1,099,983)   $   1,557,272
                     Realized gain (loss) on investments--net .........................     (25,002,485)      30,051,006
                     Change in unrealized appreciation/depreciation on investments--net     (94,451,583)       2,279,651
                                                                                          -------------    -------------
                     Net increase (decrease) in net assets resulting from operations ..    (120,554,051)      33,887,929
                                                                                          -------------    -------------
------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Class A ........................................................              --         (886,137)
Shareholders:          Class B ........................................................              --          (96,454)
                       Class C ........................................................              --          (14,277)
                       Class D ........................................................              --         (358,433)
                     In excess of investment income--net:
                       Class A ........................................................              --         (871,220)
                       Class B ........................................................              --          (94,831)
                       Class C ........................................................              --          (14,037)
                       Class D ........................................................              --         (352,399)
                     Realized gain on investments--net:
                       Class A ........................................................     (11,856,358)     (44,501,994)
                       Class B ........................................................      (7,188,972)     (33,087,425)
                       Class C ........................................................      (1,076,312)      (2,408,048)
                       Class D ........................................................      (7,592,159)     (21,988,587)
                                                                                          -------------    -------------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders ....................................     (27,713,801)    (104,673,842)
                                                                                          -------------    -------------
------------------------------------------------------------------------------------------------------------------------
Capital Share        Net increase in net assets derived from capital
Transactions:        share transactions ...............................................      62,344,109       24,880,319
                                                                                          -------------    -------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets .....................................     (85,923,743)     (45,905,594)
                     Beginning of year ................................................     461,070,475      506,976,069
                                                                                          -------------    -------------
                     End of year* .....................................................   $ 375,146,732    $ 461,070,475
                                                                                          =============    =============
------------------------------------------------------------------------------------------------------------------------
                    *Accumulated investment loss--net .................................   $    (371,452)   $    (820,979)
                                                                                          =============    =============
------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

Financial Highlights

                                                                                                 Class A
                                                                        -----------------------------------------------------------
The following per share data and ratios have been derived                                        For the
from information provided in the financial statements.                                      Year Ended July 31,
                                                                        -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year ...............   $  12.04    $  13.89     $  13.71     $  13.49     $  15.32
Operating                                                               --------    --------     --------     --------     --------
Performance:       Investment income--net+ ..........................        .01         .09          .12          .13          .12
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net ...........      (2.71)        .93         1.55         2.11         1.33
                                                                        --------    --------     --------     --------     --------
                   Total from investment operations .................      (2.70)       1.02         1.67         2.24         1.45
                                                                        --------    --------     --------     --------     --------
                   Less dividends and distributions:
                     Investment income--net .........................         --        (.06)        (.18)        (.13)        (.11)
                     In excess of investment income--net ............         --        (.05)        (.01)          --           --
                     Realized gain on investments--net ..............       (.74)      (2.76)       (1.30)       (1.89)       (3.17)
                                                                        --------    --------     --------     --------     --------
                   Total dividends and distributions ................       (.74)      (2.87)       (1.49)       (2.02)       (3.28)
                                                                        --------    --------     --------     --------     --------
                   Net asset value, end of year .....................   $   8.60    $  12.04     $  13.89     $  13.71     $  13.49
                                                                        ========    ========     ========     ========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ...............    (22.95%)      8.00%       13.03%       24.15%       10.98%
Return:*                                                                ========    ========     ========     ========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average  Expenses, net of reimbursement ...................      1.16%       1.24%        1.21%        1.27%        1.24%
Net Assets:                                                             ========    ========     ========     ========     ========
                   Expenses .........................................      1.28%       1.24%        1.21%        1.27%        1.24%
                                                                        ========    ========     ========     ========     ========
                   Investment income--net ...........................       .14%        .74%         .87%        1.11%         .83%
                                                                        ========    ========     ========     ========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ...........   $154,734    $192,820     $223,134     $245,712     $283,005
Data:                                                                   ========    ========     ========     ========     ========
                   Portfolio turnover ...............................    123.59%     112.13%       95.11%       80.60%       81.20%
                                                                        ========    ========     ========     ========     ========
-----------------------------------------------------------------------------------------------------------------------------------

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

Financial Highlights (continued)

                                                                                                  Class B
                                                                          ---------------------------------------------------------
The following per share data and ratios have been derived                                         For the
from information provided in the financial statements.                                       Year Ended July 31,
                                                                          ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2002        2001        2000         1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ...............   $  11.36    $  13.23    $  13.06     $  12.93    $  14.82
Operating                                                                 --------    --------    --------     --------    --------
Performance:         Investment income (loss)--net+ ...................       (.09)       (.03)       (.02)         .01        (.03)
                     Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net ...........      (2.54)        .89        1.47         2.02        1.28
                                                                          --------    --------    --------     --------    --------
                     Total from investment operations .................      (2.63)        .86        1.45         2.03        1.25
                                                                          --------    --------    --------     --------    --------
                     Less dividends and distributions:
                       Investment income--net .........................         --        (.01)         --++       (.01)       (.01)
                       In excess of investment income--net ............         --        (.01)         --++         --          --
                       Realized gain on investments--net ..............       (.66)      (2.71)      (1.28)       (1.89)      (3.13)
                                                                          --------    --------    --------     --------    --------
                     Total dividends and distributions ................       (.66)      (2.73)      (1.28)       (1.90)      (3.14)
                                                                          --------    --------    --------     --------    --------
                     Net asset value, end of year .....................   $   8.07    $  11.36    $  13.23     $  13.06    $  12.93
                                                                          ========    ========    ========     ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ...............    (23.69%)      6.91%      11.85%       22.97%       9.84%
Return:*                                                                  ========    ========    ========     ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ...................      2.18%       2.26%       2.23%        2.30%       2.26%
Net Assets:                                                               ========    ========    ========     ========    ========
                     Expenses .........................................      2.30%       2.26%       2.23%        2.30%       2.26%
                                                                          ========    ========    ========     ========    ========
                     Investment income (loss)--net ....................      (.89%)      (.27%)      (.12%)        .08%       (.18%)
                                                                          ========    ========    ========     ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) ...........   $ 79,617    $132,202    $165,524     $199,132    $286,396
Data:                                                                     ========    ========    ========     ========    ========
                     Portfolio turnover ...............................    123.59%     112.13%      95.11%       80.60%      81.20%
                                                                          ========    ========    ========     ========    ========
-----------------------------------------------------------------------------------------------------------------------------------

 *    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

Financial Highlights (continued)

                                                                                                  Class C
                                                                          ---------------------------------------------------------
The following per share data and ratios have been derived                                         For the
from information provided in the financial statements.                                       Year Ended July 31,
                                                                          ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2002        2001        2000         1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ...............   $  11.17    $  13.07    $  12.94    $  12.83     $  14.72
Operating                                                                 --------    --------    --------    --------     --------
Performance:         Investment income (loss)--net+ ...................       (.09)       (.04)       (.03)        .01         (.03)
                     Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net ...........      (2.50)        .88        1.47        2.00         1.29
                                                                          --------    --------    --------    --------     --------
                     Total from investment operations .................      (2.59)        .84        1.44        2.01         1.26
                                                                          --------    --------    --------    --------     --------
                     Less dividends and distributions:
                       Investment income--net .........................         --        (.02)       (.01)       (.01)        (.02)
                       In excess of investment income--net ............         --        (.01)         --++        --           --
                       Realized gain on investments--net ..............       (.68)      (2.71)      (1.30)      (1.89)       (3.13)
                                                                          --------    --------    --------    --------     --------
                     Total dividends and distributions ................       (.68)      (2.74)      (1.31)      (1.90)       (3.15)
                                                                          --------    --------    --------    --------     --------
                     Net asset value, end of year .....................   $   7.90    $  11.17    $  13.07    $  12.94     $  12.83
                                                                          ========    ========    ========    ========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ...............    (23.73%)      6.90%      11.85%      22.95%        9.90%
Return:*                                                                  ========    ========    ========    ========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ...................      2.19%       2.27%       2.24%       2.31%        2.27%
Net Assets:                                                               ========    ========    ========    ========     ========
                     Expenses .........................................      2.32%       2.27%       2.24%       2.31%        2.27%
                                                                          ========    ========    ========    ========     ========
                     Investment income (loss)--net ....................      (.88%)      (.39%)      (.24%)       .06%        (.19%)
                                                                          ========    ========    ========    ========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) ...........   $ 31,763    $ 16,776    $ 11,570    $  8,245     $ 11,316
Data:                                                                     ========    ========    ========    ========     ========
                     Portfolio turnover ...............................    123.59%     112.13%      95.11%      80.60%       81.20%
                                                                          ========    ========    ========    ========     ========
-----------------------------------------------------------------------------------------------------------------------------------

 *    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                  Class D
                                                                          ---------------------------------------------------------
The following per share data and ratios have been derived                                         For the
from information provided in the financial statements.                                       Year Ended July 31,
                                                                          ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2002        2001       2000         1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ...............   $  12.01    $  13.86   $  13.67     $  13.45     $  15.29
Operating                                                                 --------    --------   --------     --------     --------
Performance:         Investment income (loss)--net+ ...................       (.01)        .05        .08          .10          .08
                     Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net ...........      (2.70)        .94       1.56         2.11         1.33
                                                                          --------    --------   --------     --------     --------
                     Total from investment operations .................      (2.71)        .99       1.64         2.21         1.41
                                                                          --------    --------   --------     --------     --------
                     Less dividends and distributions:
                       Investment income--net .........................         --        (.05)      (.14)        (.10)        (.09)
                       In excess of investment income--net ............         --        (.04)      (.01)          --           --
                       Realized gain on investments--net ..............       (.72)      (2.75)     (1.30)       (1.89)       (3.16)
                                                                          --------    --------   --------     --------     --------
                     Total dividends and distributions ................       (.72)      (2.84)     (1.45)       (1.99)       (3.25)
                                                                          --------    --------   --------     --------     --------
                     Net asset value, end of year .....................   $   8.58    $  12.01   $  13.86     $  13.67     $  13.45
                                                                          ========    ========   ========     ========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ...............    (23.06%)      7.73%     12.77%       23.87%       10.70%
Return:*                                                                  ========    ========   ========     ========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ...................      1.41%       1.49%      1.46%        1.52%        1.51%
Net Assets:                                                               ========    ========   ========     ========     ========
                     Expenses .........................................      1.54%       1.49%      1.46%        1.52%        1.51%
                                                                          ========    ========   ========     ========     ========
                     Investment income (loss)--net ....................      (.12%)       .45%       .55%         .88%         .59%
                                                                          ========    ========   ========     ========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) ...........   $109,033    $119,272   $106,748     $ 84,479     $ 89,691
Data:                                                                     ========    ========   ========     ========     ========
                     Portfolio turnover ...............................    123.59%     112.13%     95.11%       80.60%       81.20%
                                                                          ========    ========   ========     ========     ========
-----------------------------------------------------------------------------------------------------------------------------------

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Focus Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $7,219 have been reclassified between accumulated net realized capital losses and accumulated net investment loss, $81 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses and $1,542,291 has been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.00%, on an annual basis, of the average daily value of the Fund's net assets. As of October 10, 2001, FAM has contractually agreed to waive .15% of its fee resulting in an annual fee equal to .85% of the average daily net assets of the Fund. The contract is renewable annually and can be terminated by the portfolio manager upon 30 days prior written notice to the Fund. For the year ended July 31, 2002, FAM earned fees of $4,498,995, of which $554,552 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ........................................      .25%               .75%
Class C ........................................      .25%               .75%
Class D ........................................      .25%                --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002
compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended July 31, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                       FAMD               MLPF&S
--------------------------------------------------------------------------------
Class A ........................................     $1,076             $ 14,923
Class D ........................................     $3,022             $118,435
--------------------------------------------------------------------------------

For the year ended July 31, 2002, MLPF&S received contingent deferred sales charges of $54,317 and $6,940 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $1,028 relating to transitions subject to front-end sales charge waivers in Class D Shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of July 31, 2002, the Fund lent securities with a value of $5,170,000 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of July 31, 2002, cash collateral of $13,242,008 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $33,946,492 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended July 31, 2002, QA Advisors received $36,128 in securities lending agent fees.

In addition, MLPF&S received $542,903 in commissions on the execution of portfolio security transactions for the Fund for the year ended July 31, 2002.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended July 31, 2002, the Fund reimbursed FAM $21,364 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2002 were $549,284,544 and $502,143,451, respectively.

Net realized gains (losses) for the year ended July 31, 2002 and net unrealized losses as of July 31, 2002 were as follows:

-------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                 Gains (Losses)       Losses
-------------------------------------------------------------------------------
Long-term investments ......................     $(25,003,009)     $(85,812,805)
Short-term investments .....................              524                --
                                                 ------------      ------------
Total ......................................     $(25,002,485)     $(85,812,805)
                                                 ============      ============
-------------------------------------------------------------------------------

As of July 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $94,307,829, of which $20,350,030 related to appreciated securities and $114,657,859 related to depreciated securities. At July 31, 2002, the aggregate cost of investments for Federal income tax purposes was $469,038,460.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $62,344,109 and $24,880,319 for the years ended July 31, 2002 and July 31,
2001, respectively. Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2002                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        4,427,224      $ 49,448,357
Shares issued to shareholders in
reinvestment of distributions ..............        1,091,861        10,391,354
                                                   ----------      ------------
Total issued ...............................        5,519,085        59,839,711
Shares redeemed ............................       (3,547,384)      (37,293,972)
                                                   ----------      ------------
Net increase ...............................        1,971,701      $ 22,545,739
                                                   ==========      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2001                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        1,653,430      $ 19,951,392
Shares issued to shareholders in
reinvestment of dividends and
distributions ..............................        3,384,653        40,805,004
                                                   ----------      ------------
Total issued ...............................        5,038,083        60,756,396
Shares redeemed ............................       (5,090,375)      (59,732,823)
                                                   ----------      ------------
Net increase (decrease) ....................          (52,292)     $  1,023,573
                                                   ==========      ============
-------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2002                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        3,713,183      $ 38,935,722
Shares issued to shareholders in
reinvestment of distributions ..............          715,182         6,470,597
                                                   ----------      ------------
Total issued ...............................        4,428,365        45,406,319
Shares redeemed ............................       (3,103,680)      (31,126,875)
Automatic conversion of shares .............       (3,094,590)      (32,226,231)
                                                   ----------      ------------
Net decrease ...............................       (1,769,905)     $(17,946,787)
                                                   ==========      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2001                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        2,036,185      $ 23,588,449
Shares issued to shareholders in
reinvestment of dividends and distributions         2,582,030        29,604,575
                                                   ----------      ------------
Total issued ...............................        4,618,215        53,193,024
Shares redeemed ............................       (3,711,595)      (42,847,237)
Automatic conversion of shares .............       (1,781,553)      (20,264,441)
                                                   ----------      ------------
Net decrease ...............................         (874,933)     $ (9,918,654)
                                                   ==========      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2002                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        3,061,704      $ 32,093,451
Shares issued to shareholders
in reinvestment of distributions ...........          109,545           972,421
                                                   ----------      ------------
Total issued ...............................        3,171,249        33,065,872
Shares redeemed ............................         (653,121)       (6,245,507)
                                                   ----------      ------------
Net increase ...............................        2,518,128      $ 26,820,365
                                                   ==========      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2001                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................          790,338      $  8,761,740
Shares issued to shareholders in
reinvestment of dividends and
distributions ..............................          186,709         2,105,755
                                                   ----------      ------------
Total issued ...............................          977,047        10,867,495
Shares redeemed ............................         (360,342)       (4,050,793)
                                                   ----------      ------------
Net increase ...............................          616,705      $  6,816,702
                                                   ==========      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2002                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        2,133,519      $ 23,545,321
Automatic conversion of shares .............        2,922,321        32,226,231
Shares issued to shareholders in
reinvestment of distributions ..............          729,152         6,943,222
                                                   ----------      ------------
Total issued ...............................        5,784,992        62,714,774
Shares redeemed ............................       (2,998,532)      (31,789,982)
                                                   ----------      ------------
Net increase ...............................        2,786,460      $ 30,924,792
                                                   ==========      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2001                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        1,054,476      $ 12,919,622
Automatic conversion of shares .............        1,690,131        20,264,441
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................        1,738,869        20,926,526
                                                   ----------      ------------
Total issued ...............................        4,483,476        54,110,589
Shares redeemed ............................       (2,256,243)      (27,151,891)
                                                   ----------      ------------
Net increase ...............................        2,227,233      $ 26,958,698
                                                   ==========      ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended July 31, 2002.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

6. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended July 31, 2002 and July 31, 2001 was as follows:

----------------------------------------------------------------------------
                                               7/31/2002         7/31/2001
----------------------------------------------------------------------------
Distributions paid from:
  Ordinary income .......................     $ 15,659,925      $ 25,923,942
  Net long-term
  capital gains .........................       12,053,876        78,749,900
                                              ------------      ------------
Total taxable distributions .............     $ 27,713,801      $104,673,842
                                              ============      ============
----------------------------------------------------------------------------

As of July 31, 2002, the components of accumulated losses on a tax basis were as follows:

----------------------------------------------------------------------------
Undistributed ordinary
income--net ..........................................         $          --
Undistributed long-term capital
gains--net ...........................................                    --
                                                               -------------
Total undistributed earnings--net ....................                    --
Capital loss carryforward ............................            (9,470,740)*
Unrealized gains (losses)--net .......................          (117,170,908)**
                                                               -------------
Total accumulated losses--net ........................         $(126,641,648)
                                                               =============
----------------------------------------------------------------------------

 * On July 31, 2002, the Fund had a net capital loss carryforward of $9,470,740, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to distributions applicable to 2002 for tax purposes, the tax deferral of losses on wash sales, cumulative PIK/step adjustment and the deferral of post-October capital losses for tax purposes.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Focus Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Focus Value Fund, Inc. as of July 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Focus Value Fund, Inc. as of July 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 10, 2002

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

IMPORTANT TAX INFORMATION (unaudited)

Of the ordinary income distributions paid by Merrill Lynch Focus Value Fund, Inc. to shareholders of record on September 19, 2001, 17.66% qualifies for the dividends received deduction for corporations.

Additionally, the Fund paid long-term capital gains distributions of $0.081875 and $0.223415 per share to shareholders of record on September 19, 2001 and December 12, 2001, respectively.

Please retain this information for your records.

OFFICERS AND DIRECTORS

                                                                                                            Number of
                                                                                                           Portfolios        Other
                                                                                                             in Fund       Director-
                              Position(s)   Length                                                           Complex         ships
                                Held        of Time                                                        Overseen by      Held by
        Name, Address & Age    with Fund    Served       Principal Occupation(s) During Past 5 Years         Director       Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
    Terry K. Glenn*           President     1999 to      Chairman Americas Region since 2001, and             118 Funds       None
    P.O. Box 9011             and           present      Executive Vice President since 1983 of Fund       169 Portfolios
    Princeton, NJ 08543-9011  Director      and 1985     Asset Management, L.P ("FAM") and Merrill
    Age: 61                                 to present   Lynch Investment Managers L.P. ("MLIM");
                                                         President of Merrill Lynch Mutual Funds since
                                                         1999; President of FAM Distributors, Inc.
                                                         ("FAMD") since 1986 and Director thereof since
                                                         1991; Executive Vice President and Director of
                                                         Princeton Services, Inc. ("Princeton Services")
                                                         since 1993; President of Princeton
                                                         Administrators, L.P. since 1988; Director
                                                         of Financial Data Services, Inc. since 1985.
------------------------------------------------------------------------------------------------------------------------------------
  * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice
    President of Princeton Services; and President of Princeton Administrators, L.P. The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President,
    Mr. Glenn serves at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002

OFFICERS AND DIRECTORS (concluded)

                                                                                                      Number of
                                                                                                      Portfolios        Other
                                                                                                        in Fund       Director-
                            Position(s) Length                                                          Complex         ships
                               Held     of Time                                                       Overseen by      Held by
   Name, Address & Age       with Fund  Served*  Principal Occupation(s) During Past 5 Years            Director       Director
------------------------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------------------------
  James H. Bodurtha           Director  2002 to   Director and Executive Vice President, The            39 Funds            None
  P.O. Box 9011                         present   China Business Group, Inc. since 1996.              59 Portfolios
  Princeton, NJ 08543-9011
  Age: 58
------------------------------------------------------------------------------------------------------------------------------------
  Joe Grills                  Director  1994 to   Member of Committee on Investment of Employee         42 Funds       Kimco
  P.O. Box 9011                         present   Benefit Assets of the Association for Financial     62 Portfolios    Realty
  Princeton, NJ 08543-9011                        Professionals since 1986.                                            Corporation
  Age: 67
------------------------------------------------------------------------------------------------------------------------------------
  Herbert I. London           Director  2002 to   John M. Olin Professor of Humanities, New York        39 Funds            None
  P.O. Box 9011                         present   University since 1993.                              59 Portfolios
  Princeton, NJ 08543-9011
  Age: 62
------------------------------------------------------------------------------------------------------------------------------------
  Andre F. Perold             Director  2002 to   George Gund Professor of Finance and Banking,         39 Funds            None
  P.O. Box 9011                         present   Harvard Business School since 2000; Finance         59 Portfolios
  Princeton, NJ 08543-9011                        Area Chair since 1996; Chair since 1996.
  Age: 49
------------------------------------------------------------------------------------------------------------------------------------
  Roberta Cooper Ramo         Director  2002 to   Shareholder, Modrall, Sperling, Roehl, Harris &       39 Funds            None
  P.O. Box 9011                         present   Sisk, P.A. since 1993.                              59 Portfolios
  Princeton, NJ 08543-9011
  Age: 59
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Salomon, Jr.      Director  1996 to   Principal of STI Management since 1994.               42 Funds            None
  P.O. Box 9011                         present                                                       62 Portfolios
  Princeton, NJ 08543-9011
  Age: 65
------------------------------------------------------------------------------------------------------------------------------------
  Melvin R. Seiden            Director  1982 to   Director, Silbanc Properties, Ltd. (real estate,      42 Funds            None
  P.O. Box 9011                         present   investment and consulting) since 1987;              62 Portfolios
  Princeton, NJ 08543-9011                        Chairman and President of Seiden & de Cuevas,
  Age: 71                                         Inc. (private investment firm) from 1964 to 1987.
------------------------------------------------------------------------------------------------------------------------------------
  Stephen B. Swensrud         Director  1982 to   Chairman, Fernwood Advisors since 1996.               42 Funds       Interna-
  P.O. Box 9011                         present                                                       62 Portfolios    tional
  Princeton, NJ 08543-9011                                                                                             Mobile
  Age: 69                                                                                                              Communi-
                                                                                                                       cations,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
*     The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2002




                            Position(s)   Length
                               Held       of Time
   Name, Address & Age       with Fund    Served*     Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
  Donald C. Burke             Vice        1993 to     First Vice President of FAM and MLIM since 1997 and Treasurer thereof since
  P.O. Box 9011               President   present     1999; Senior Vice President and Treasurer of Princeton Services since 1999;
  Princeton, NJ 08543-9011    and         and 1999    Vice President of FAMD since 1999; Vice President of FAM and MLIM from 1990 to
  Age: 42                     Treasurer   to present  1997; Director of Taxation of MLIM since 1990.
------------------------------------------------------------------------------------------------------------------------------------
  Robert C. Doll, Jr.         Senior      1999 to     President of FAM and MLIM since 2001; Co-head (Americas Region) of FAM
  P.O. Box 9011               Vice        present     and MLIM from 2000 to 2002; Director Princeton Services since 1999; Chief
  Princeton, NJ 08543-9011    President               Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice
  Age: 47                                             President thereof from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
  Robert J. Martorelli        Senior      1986 to     First Vice President of the Investment Adviser and MLIM since 1997; Vice
  P.O. Box 9011               Vice        present     President of MLIM from 1985 to 1987 and Portfolio Manager since 1987;
  Princeton, NJ 08543-9011    President               Senior Security Analyst for First Investors Management Co., Inc. from 1983
  Age: 44                     and                     to 1985; Senior Analyst for the National Association of Insurance
                              Portfolio               Commissioners from 1981 to 1983.
                              Manager
------------------------------------------------------------------------------------------------------------------------------------
  Kevin M. Rendino            Senior      2001 to     First Vice President of the Investment Adviser since 1997; Vice President
  P.O. Box 9011               Vice        present     of the Investment Adviser since December 1993; Senior Research Analyst
  Princeton, NJ 08543-9011    President               from 1990 to 1992; Corporate Analyst from 1988 to 1990.
  Age: 35                     and
                              Portfolio
                              Manager
------------------------------------------------------------------------------------------------------------------------------------
  Susan B. Baker              Secretary   2002 to     Director (Legal Advisory) of the Manager since 1999; Vice President
  P.O. Box 9011                           present     of the Manager from 1993 to 1999; attorney associated with the Manager
  Princeton, NJ 08543-9011                            since 1987.
  Age: 44
------------------------------------------------------------------------------------------------------------------------------------
*     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
      Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

      Custodian                                   Transfer Agent

      J.P. Morgan Chase Bank                      Financial Data Services, Inc.
      Global Securities Services                  4800 Deer Lake Drive East
      4 Chase MetroTech Center, 18th Floor        Jacksonville, FL 32246-6484
      Brooklyn, NY 11245                          800-637-3863


22 & 23

[LOGO] Merrill Lynch  Investment Managers
                                    [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Focus Value Fund, Inc.
Box 9011
Princeton, NJ
08543

[RECYCLED LOGO] Printed on post-consumer recycled paper             #10263--7/02